Cover	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Current Fiscal Year End Date	--05-31
Entity File Number	000-54163
Entity Registrant Name	TRANSGLOBAL MANAGEMENT GROUP, INC.
Entity Central Index Key	0001434601
Entity Tax Identification Number	26-2091212
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7411 East 6th Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(602)
Local Phone Number	989-4653
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false